Schedule I FINANCIAL INFORMATION OF PARENT COMPANY (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
FINANCIAL INFORMATION OF PARENT COMPANY
Restricted net assets of consolidated and unconsolidated subsidiaries not available for distribution	$ 619.3
SUNTECH POWER HOLDINGS CO., LTD.
FINANCIAL INFORMATION OF PARENT COMPANY
Restricted net assets of consolidated and unconsolidated subsidiaries not available for distribution	$ 619.3
Threshold percentage of restricted net assets for disclosure of condensed financial information	25.00%